Additional disclosures - Parent company condensed balance sheets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash equivalents at central banks	€ 170,914	€ 199,932	€ 200,830
Financial assets held for trading	230,253	176,921	156,118
Premises and equipment, net	31,212	32,926	33,044
Other assets	8,559	8,856	10,082
TOTAL ASSETS	1,837,081	1,797,062	1,734,659
LIABILITIES
Other liabilities	16,344	17,598	14,609
TOTAL LIABILITIES	1,729,754	1,692,821	1,637,074
EQUITY
Capital stock	7,576	8,092	8,397	€ 8,670
TOTAL EQUITY	107,327	104,241	97,585	€ 97,053
TOTAL LIABILITIES AND EQUITY	1,837,081	1,797,062	1,734,659
Parent Company | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	157,665	172,524	177,920
Financial assets held for trading	135,758	102,296	92,128
Investment securities	77,230	63,325	47,560
Net loans and leases	301,937	298,068	314,905
Investment in affiliated companies	100,045	99,326	94,213
Premises and equipment, net	6,219	6,368	6,513
Other assets	15,986	15,435	16,787
TOTAL ASSETS	794,840	757,342	750,026
LIABILITIES
Deposits	393,787	398,374	418,841
Short-term debt	88,263	70,771	54,255
Long-term debt	137,549	129,258	114,447
Total debt	225,812	200,029	168,702
Other liabilities	96,909	84,065	92,437
TOTAL LIABILITIES	716,508	682,468	679,980
EQUITY
Capital stock	7,576	8,092	8,397
Retained earnings and other reserves	70,756	66,782	61,649
TOTAL EQUITY	78,332	74,874	70,046
TOTAL LIABILITIES AND EQUITY	794,840	757,342	750,026
Parent Company | Reportable Legal Entities | Bank subsidiaries
ASSETS
Cash equivalents at central banks	5,952	6,834	14,548
Investment securities	16,191	16,137	14,287
Investment in affiliated companies	74,624	74,016	70,698
LIABILITIES
Deposits	6,645	7,832	16,619
Total debt	100	0	0
Parent Company | Reportable Legal Entities | Non-bank subsidiaries
ASSETS
Investment securities	1,005	1,229	1,327
Net loans and leases	21,127	22,435	25,312
Investment in affiliated companies	25,421	25,310	23,515
LIABILITIES
Deposits	19,176	14,610	15,106
Total debt	€ 2,428	€ 1,816	€ 1,638